Warrants - Additional Information (Detail) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Bridge Financing [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, Exercise price of warrants or rights	$ 0.01
Warrant and right outstanding, term	10 years
Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights number of securities called for by the warrants or rights	43,500,000
Class of warrant or right, Exercise price of warrants or rights		$ 0.01